ACCOUNTS PAYABLE, TRADE (Tables)	6 Months Ended
Jun. 30, 2013
ACCOUNTS PAYABLE, TRADE
Accounts Payable, Trade
Accounts payable, trade, as of June 30, 2013 and December 31, 2012 were as follows:

	As of June 30,	As of December 31,
	2013	2012
Suppliers	$3,076	$3,099
Shipyards	1,414	616
Insurers	1,509	383
Agents	728	766
Other various creditors	11,058	8,570
	$17,785	$13,434